Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 212,220,480.00
Previously Paid Amount	18,375.74
Total Fee Amount	18,463.18
Total Offset Amount	0.00
Net Fee	$ 87.44
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A